Business Combination (Details) - Schedule of Unaudited Pro-Forma - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unaudited Pro-Forma [Abstract]
Revenues	$ 14,791	$ 25,658	$ 28,445	$ 51,144
Net loss	$ (8,954)	$ (4,700)	$ (18,506)	$ (11,312)